Stockholders' Equity (Details Narrative) - USD ($)			1 Months Ended		4 Months Ended
	May. 04, 2015	Mar. 03, 2015	May. 07, 2015	Mar. 31, 2015	Jun. 30, 2015
Common Stock, par value		$ 0.0001		$ 0.001	$ 0.001
Common Stock, Authorized				100,000,000	100,000,000
Preferred Stock, par value				$ 0.001	$ 0.001
Preferred Stock, Authorized				10,000,000	10,000,000
Common stock voting rights description				Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.	Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.
Common stock issued, price per share	$ 0.10	$ 0.002		$ 0.10
Common stock issued, value				$ 75,000
Common stock issued for service, shares	191,500
Common Stock, outstanding				25,000,000	25,426,500
Accredited Investor [Member]
Common stock issued, shares			235,000
Common stock issued, price per share			$ 0.10
Common stock issued, value			$ 23,500
David Behrend [Member]
Common stock issued, shares		25,000,000
Common stock issued, price per share		$ 0.003
Common stock issued, value		$ 75,000